Document and Entity Information	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38658
Entity Registrant Name	EVENTBRITE, INC.
Entity Central Index Key	0001475115
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	14-1888467
Entity Address, Address Line One	95 Third Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	692-7779
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	EB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false